Expense By Nature - Summary of Employee Benefit Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Wages, salaries and bonuses	¥ 4,238,731	¥ 4,848,665	¥ 7,089,254
Other social security costs, housing benefits and other employee benefits	1,457,999	2,108,047	3,034,815
Pension costs - defined contribution plans	774,045	762,071	1,228,684
Share-based payment	374	(18,119)	(36,204)
Employee benefits expense	¥ 6,471,149	¥ 7,700,664	¥ 11,316,549